Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Financial assets
Securities	$ 109,027	$ 101,664
Cash collateral on securities borrowed	4,962	5,488
Securities purchased under resale agreements	51,886	43,450
Loans
Residential mortgages	207,657	207,749
Credit card	12,477	12,673
Business and government	113,976	109,555
Derivative instruments	21,174	21,431
Customers' liability under acceptances	10,011	10,265
Deposits
Bank	13,062	14,380
Secured borrowings	39,112	42,607
Derivative instruments	23,337	20,973
Obligations related to securities sold short	15,435	13,782
Obligations related to securities sold under repurchase agreements	42,481	30,840
Subordinated indebtedness	4,162	4,080
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	16,156	17,637
Securities	13,663	12,876
Cash collateral on securities borrowed	4,962	5,488
Securities purchased under resale agreements	48,011	40,128
Loans
Residential mortgages	207,426	207,523
Personal	42,158	42,577
Credit card	12,059	12,255
Business and government	95,883	92,605
Derivative instruments	0	0
Customers' liability under acceptances	10,011	10,265
Other assets	9,931	10,230
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	416	54
Securities	53,748	52,394
Cash collateral on securities borrowed	0	0
Securities purchased under resale agreements	3,875	3,322
Loans
Residential mortgages	7	12
Personal	0	0
Credit card	0	0
Business and government	17,528	16,424
Derivative instruments	21,174	21,431
Customers' liability under acceptances	0	0
Other assets	0	0
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Cash and deposits with banks	0	0
Securities	248	184
Cash collateral on securities borrowed	0	0
Securities purchased under resale agreements	0	0
Loans
Residential mortgages	0	0
Personal	0	0
Credit card	0	0
Business and government	0	0
Derivative instruments	0	0
Customers' liability under acceptances	0	0
Other assets	0	0
Financial assets at fair value through OCI [member]
Financial assets
Cash and deposits with banks	0	0
Securities	41,368	36,210
Cash collateral on securities borrowed	0	0
Securities purchased under resale agreements	0	0
Loans
Residential mortgages	0	0
Personal	0	0
Credit card	0	0
Business and government	0	0
Derivative instruments	0	0
Customers' liability under acceptances	0	0
Other assets	0	0
Carrying value [member]
Financial assets
Cash and deposits with banks	16,572	17,691
Securities	109,027	101,664
Cash collateral on securities borrowed	4,962	5,488
Securities purchased under resale agreements	51,886	43,450
Loans
Residential mortgages	207,433	207,535
Personal	42,158	42,577
Credit card	12,059	12,255
Business and government	113,411	109,029
Derivative instruments	21,174	21,431
Customers' liability under acceptances	10,011	10,265
Other assets	9,931	10,230
Financial liabilities at amortised cost [member]
Deposits
Personal	171,859	163,113
Business and government	232,556	233,174
Bank	13,062	14,380
Secured borrowings	38,973	42,481
Derivative instruments	0	0
Acceptances	10,051	10,296
Obligations related to securities sold short	0	0
Cash collateral on securities lent	2,660	2,731
Obligations related to securities sold under repurchase agreements	42,481	30,840
Other liabilities	11,490	13,030
Subordinated indebtedness	4,162	4,080
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Personal	0	0
Business and government	0	0
Bank	0	0
Secured borrowings	0	0
Derivative instruments	23,337	20,973
Acceptances	0	0
Obligations related to securities sold short	15,435	13,782
Cash collateral on securities lent	0	0
Obligations related to securities sold under repurchase agreements	0	0
Other liabilities	102	95
Subordinated indebtedness	0	0
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	977	766
Business and government	7,141	6,975
Bank	0	0
Secured borrowings	139	126
Derivative instruments	0	0
Acceptances	0	0
Obligations related to securities sold short	0	0
Cash collateral on securities lent	0	0
Obligations related to securities sold under repurchase agreements	0	0
Other liabilities	1	17
Subordinated indebtedness	0	0
Financial liabilities measured at fair value through OCI [member]
Deposits
Personal	0	0
Business and government	0	0
Bank	0	0
Secured borrowings	0	0
Derivative instruments	0	0
Acceptances	0	0
Obligations related to securities sold short	0	0
Cash collateral on securities lent	0	0
Obligations related to securities sold under repurchase agreements	0	0
Other liabilities	0	0
Subordinated indebtedness	0	0
Carrying value [member]
Deposits
Personal	172,836	163,879
Business and government	239,697	240,149
Bank	13,062	14,380
Secured borrowings	39,112	42,607
Derivative instruments	23,337	20,973
Acceptances	10,051	10,296
Obligations related to securities sold short	15,435	13,782
Cash collateral on securities lent	2,660	2,731
Obligations related to securities sold under repurchase agreements	42,481	30,840
Other liabilities	11,593	13,142
Subordinated indebtedness	4,162	4,080
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	16,572	17,691
Securities	108,963	101,507
Cash collateral on securities borrowed	4,962	5,488
Securities purchased under resale agreements	51,886	43,450
Loans
Residential mortgages	206,866	205,868
Personal	42,162	42,559
Credit card	12,059	12,255
Business and government	113,401	108,917
Derivative instruments	21,174	21,431
Customers' liability under acceptances	10,011	10,265
Other assets	9,931	10,230
Financial assets fair value over (under) carrying value [member]
Financial assets
Cash and deposits with banks	0	0
Securities	(64)	(157)
Cash collateral on securities borrowed	0	0
Securities purchased under resale agreements	0	0
Loans
Residential mortgages	(567)	(1,667)
Personal	4	(18)
Credit card	0	0
Business and government	(10)	(112)
Derivative instruments	0	0
Customers' liability under acceptances	0	0
Other assets	0	0
Financial liabilities at fair value [member]
Deposits
Personal	172,738	163,642
Business and government	240,054	240,374
Bank	13,062	14,380
Secured borrowings	39,417	42,868
Derivative instruments	23,337	20,973
Acceptances	10,051	10,296
Obligations related to securities sold short	15,435	13,782
Cash collateral on securities lent	2,660	2,731
Obligations related to securities sold under repurchase agreements	42,481	30,840
Other liabilities	11,593	13,142
Subordinated indebtedness	4,414	4,340
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	(98)	(237)
Business and government	357	225
Bank	0	0
Secured borrowings	305	261
Derivative instruments	0	0
Acceptances	0	0
Obligations related to securities sold short	0	0
Cash collateral on securities lent	0	0
Obligations related to securities sold under repurchase agreements	0	0
Other liabilities	0	0
Subordinated indebtedness	$ 252	$ 260